Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 35,277	$ 26,706